Financial Assets Pledged as Collateral (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets pledged as collateral [abstract]
Summary of Financial Assets Pledged as Collateral
The Financial Assets Pledged as Collateral valuated in accordance with their underlying asset for the years under analysis are detailed below:

	12.31.23	12.31.22
Deposits as Collateral	286,828,739	313,106,746
Special Accounts as Collateral—Argentine Central Bank	97,974,572	126,369,430
Forward Purchases of monetary regulatory instruments	46,761,090	34,682,973
Less: Allowances	(7,199)	(499,613)
Total	431,557,202	473,659,536